Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 EUR (€)
Cash and cash equivalents
Cash reported, operating activities	€ (147,030)		€ 239,403	€ (114,590)
Cash reported, investing activities	(549)		(7,287)	(4,297)
Cash reported, financing activities	353,357		395,996	271,370
Proceeds from issuing shares	363,924		392,121	278,702
Proceeds from capital and share premium increases from exercise of warrants	5,288		4,261	12,003
Unrealized currency exchange rate differences	€ (27,800)
License fee		$ 300.0	275,600
Maturity period	3 months
Cash and cash equivalents held in USD			€ 973,241	€ 340,314	$ 241.3	€ 1,151,211	€ 187,712